Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Summary of Movements in Labor Provisions

Movements in Labor provisions are set out below:

Carrying amount as of January 1, 2022	1,710
Reversal to labor provision	(419)
Interest charges for labor provision	182
Carrying amount as of December 31, 2022	1,473
Reversal to labor provision	(1,150)
Interest charges for labor provision	39
Carrying amount as of December 31, 2023	362